Capital Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Capital Leases [Abstract]
CAPITAL LEASES
9.	CAPITAL LEASES

The Company entered into a capital lease for the purchase of equipment during the year ended December 31, 2018. The lease is for a sixty (60) month term, with monthly payments of $757 per month, and a purchase option at the end of the lease for $1.00. As of September 30, 2022, there remain a current balance of $1,169.

9.	CAPITAL LEASES

The Company entered into a capital lease for the purchase of equipment during the year ended December 31, 2018. The lease is for a sixty (60) month term, with monthly payments of $757 per month, and a purchase option at the end of the lease for $1.00. As of December 31, 2021, there remain a current balance of $7,985.

As of December 31, 2021, the maturities are summarized as follows:

Capital lease	$7,985
Less current portion	-
Total long-term liabilities	$7,985